CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss		¥ (745,900,000)	$ (108,142)	¥ (1,026,354,000)	¥ (1,753,352,000)
Net loss from discontinued operations		(6,105,000)	(885)	(100,267,000)	(954,327,000)
Depreciation and amortization		42,213,000	6,120	30,098,000	15,462,000
Share-based compensation		70,709,000	10,252	72,201,000	36,425,000
Fair value changes of short-term investments		(626,000)	(91)	668,000	(873,000)
Allowance/(Reversal) for expected credit losses		6,863,000	995	(4,523,000)	12,120,000
(Reversal)/Provision of allowance for inventory		3,149,000	457	10,176,000	(3,162,000)
Impairment of long-term investments		10,300,000	1,493	7,000,000	0
Impairment of intangible assets from business combination (Note 5)				56,778,000
Remeasured loss from previously held interest (Note 15)				2,456,000
Deferred income taxes (Note 10)				(8,963,000)
Unrealized exchange losses/(gains)		(952,000)	(138)	1,391,000	16,252,000
Others		6,223,000	902	3,048,000	879,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable		(163,475,000)	(23,702)	24,841,000	(80,057,000)
Inventories		20,002,000	2,900	(146,709,000)	(54,647,000)
Prepayment and other current assets		9,173,000	1,329	25,880,000	(120,778,000)
Amounts due from NetEase Group		(1,696,000)	(246)	(2,111,000)	10,849,000
Operating lease right-of-use assets		33,906,000	4,916	29,022,000	9,901,000
Other assets		(11,860,000)	(1,720)	(6,327,000)	(6,670,000)
Contract liabilities		9,281,000	1,346	115,462,000	545,814,000
Accounts payables		121,348,000	17,594	12,453,000	78,629,000
Payroll payable		19,468,000	2,823	85,423,000	68,249,000
Taxes payable		(2,415,000)	(350)	(2,156,000)	28,842,000
Accrued liabilities and other payables		75,843,000	10,996	34,344,000	249,703,000
Amounts due to NetEase Group		(14,232,000)	(2,063)	11,640,000	17,044,000
Long-term lease liabilities		(23,642,000)	(3,428)	(47,939,000)	(33,351,000)
Other non-current liabilities		(1,214,000)	(176)	(1,632,000)	(1,474,000)
Net cash used in continuing operating activities		(531,412,000)	(77,048)	(623,566,000)	(9,868,000)
Net cash used in discontinued operating activities		(71,711,000)	(10,397)	(722,844,000)	(311,694,000)
Net cash used in operating activities		(603,100,000)	(87,445)	(1,346,410,000)	(321,562,000)
Cash flows from investing activities:
Purchases of short-term investments		(1,258,223,000)	(182,425)	(779,500,000)	(1,683,000,000)
Proceeds of maturities of short-term investments		1,530,528,000	221,906	860,000,000	1,220,000,000
Placements of time deposits		(273,000)	(40)	(897,916,000)	(20,663,000)
Proceeds from maturities of time deposits		268,000	39	907,759,000	1,327,451,000
Cash paid for business combinations, net of cash acquired (Note 5)				43,216,000	(6,398,000)
Loans to third parties		(36,500,000)	(5,292)
Repayment of loans from third parties		10,500,000	1,522
Purchase of intangible assets		(1,100,000)	(159)	(596,000)
Purchases of property, equipment and software		(68,657,000)	(9,954)	(63,477,000)	(30,770,000)
Proceeds from disposal of property, equipment and software		1,418,000	206	2,114,000	925,000
Impact on cash and cash equivalents from an entity disposed				(1,521,000)
Payment for long-term investments		(52,138,000)	(7,559)	(27,380,000)	(40,490,000)
Net cash provided by continuing investing activities		125,823,000	18,244	42,699,000	767,055,000
Net cash (used in)/provided by discontinued investing activities				4,375,000	(6,084,000)
Net cash provided by investing activities		125,823,000	18,244	47,074,000	760,971,000
Cash flows from financing activities:
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)				1,498,627,000
Payment of offering expenses					(7,909,000)
Proceeds from long-term loans from NetEase Group		225,941,000	32,758	257,522,000
Cash paid for repurchase of Youdao's ADSs		(50,700,000)	(7,351)
Proceeds from issuance of ordinary shares pursuant to incentive plan		9,408,000	1,364	27,564,000	34,468,000
Net cash provided by financing activities	[1]	184,649,000	26,771	1,783,713,000	26,559,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash		4,588,000	665	(21,029,000)	(30,097,000)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(288,063,000)	(41,765)	463,348,000	435,871,000
Cash, cash equivalents and restricted cash at the beginning of the year		1,072,547,000	155,505	609,199,000	173,328,000
Cash, cash equivalents and restricted cash at the end of the year		784,484,000	113,740	1,072,547,000	609,199,000
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses		9,415,000	1,365	9,686,000	8,372,000
Cash paid for interest expense		39,412,000	5,714	28,567,000	28,597,000
Non-cash investing and financing activities:
Unpaid consideration for business combination (Note 12)				5,129,000
Changes in accrued liabilities and other payables related to property, equipment and software addition		5,690,000	825	¥ 5,531,000	7,068,000
Receivable from agent for issuance of ordinary shares pursuant to incentive plan		¥ 693,000	$ 100		¥ 3,138,000

[1]	There was no financing activity from discontinued operations.